Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Schedule of general information about Himax Technologies, Inc.'s subsidiaries

				Percentage of Ownership
			Jurisdiction of	December 31,	December 31,
Investor	Subsidiary	Main activities	Incorporation	2024	2025
Himax Technologies, Inc.	Himax Technologies Limited (“Himax Taiwan”)	IC design and sales	ROC	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Korea Ltd.	IC design and sales	South Korea	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Japan Ltd.	Sales	Japan	100.00%	100.00%
Himax Technologies, Inc.	Himax Semiconductor (Hong Kong) Limited	Investments	Hong Kong	100.00%	100.00%
Himax Technologies, Inc.	Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%
Himax Technologies, Inc.	Viewsil Microelectronics (Shanghai) Limited (“Viewsil”) (1)	IC design and sales	PRC	100.00%	100.00%
Viewsil Microelectronics (Shanghai) Limited	Viewsil Technology Limited	IC sales	British Virgin Islands	100.00%	100.00%
Himax Technologies Limited	Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Suzhou) Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Shenzhen) Co., Ltd.(1)	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies Limited	Himax Display, Inc.	LCoS and MEMS design, manufacturing and sales	ROC	92.02%	92.02%
Himax Display, Inc.	Integrated Microdisplays Limited	LCoS design	Hong Kong	92.02%	92.02%
Himax Display, Inc.	Himax Display (USA) Inc.	LCoS and MEMS design, sales and technical support	Delaware, USA	92.02%	92.02%
Himax Technologies Limited	Himax Analogic, Inc.	IC design and sales	ROC	98.62%	99.89%
Himax Technologies Limited	Himax Imaging, Ltd. (“Imaging Taiwan”)	IC design and sales	ROC	98.64%	99.46%
Himax Imaging, Ltd.	Himax Imaging Corp.	IC design	California, USA	98.64%	99.46%
Himax Technologies Limited	Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Himax Technologies Limited	Liqxtal Technology Inc.	Imaging and optical solutions provider	ROC	62.26%	59.50%
Liqxtal Technology Inc.	New Ken Technologies Co., Ltd. (2)	Imaging and optical solutions provider	ROC	—	59.50%
Himax Technologies Limited	Himax IGI Precision Ltd.	3D micro and nano structure mastering and prototype replication	Delaware, USA	100.00%	100.00%
Himax Technologies Limited	CM Visual Technology Corp.	Omniwide film products design and sales	ROC	77.63%	81.42%
Himax Technologies Limited	Solvanta Investment Limited	Investments	ROC	100.00%	100.00%
Solvanta Investment Limited	Solvanta Energy Limited	Renewable-energy based electricity distribution	ROC	100.00%	100.00%

Note (1):

On December 30, 2023, Himax Technologies, Inc. acquired the controlling interest in Viewsil and included it as the consolidated entity. Refer to Note 5 for further details. In addition, on November 22, 2024, Himax Technologies (Shenzhen) Co., Ltd. acquired the 51% of the outstanding voting shares of Viewsil, then the Company has 100% shareholdings in Viewsil. In April 2025, Viewsil changed its name from Viewsil Microelectronics (Kunshan) Limited as Viewsil Microelectronics (Shanghai) Limited.

Note (2):	New Ken Technologies Co., Ltd. was wholly acquired by Liqxtal Technology Inc. and becomes a subsidiary of the Company from November 4, 2025.

Schedule of basic and diluted earnings per ordinary share

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2023	2024	2025

Profits attributable to Himax Technologies, Inc. stockholders (in thousands)	$50,616	79,755	43,937
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	348,990	349,593	349,034
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.15	0.23	0.13
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders(1)	$0.29	0.46	0.25

Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method.

	Year Ended December 31,
	2023	2024	2025

Profits attributable to Himax Technologies, Inc. stockholders (in thousands)	$50,616	79,755	43,937
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	348,990	349,593	349,034
Unvested RSUs (in thousands)	576	434	153
	349,566	350,027	349,187
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.14	0.23	0.13
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders(1)	$0.29	0.46	0.25

Note (1):

As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2023, 2024 and 2025 is 174,495 thousand, 174,796 thousand and 174,517 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2023, 2024 and 2025 is 174,783 thousand, 175,014 thousand and 174,593 thousand, respectively. The earnings per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.